ASSETS HELD FOR SALE / LIABILITIES HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2020
ASSETS HELD FOR SALE / LIABILITIES HELD FOR SALE
Schedule of major classes of assets and liabilities held for sale

	December 31,
	2019	2020
	RMB’000	RMB'000	US$’000
Prepaid expenses and other current assets	15,478	15,478	2,372
Property and equipment	318,143	318,446	48,804
Land use right, net	8,646	8,646	1,325
Assets held for sale	342,267	342,570	52,501
Accrued expenses and other current liabilities	4,684	6,814	1,044
Amounts due to the Company	447	447	69
Liabilities held for sale	5,131	7,261	1,113

Schedule of operating results of the disposal group

	For the years ended December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000	US$’000

Net revenue	—	—	—	—
Loss before income taxes	(3,654)	(5,682)	(2,960)	(454)